CONTENTS


      PORTFOLIOS OF INVESTMENTS

  2   Galaxy Prime Reserves

  5   Galaxy Tax-Exempt Reserves

 10   Galaxy Government Reserves

 12   STATEMENTS OF ASSETS AND LIABILITIES

 13   STATEMENTS OF OPERATIONS

 14   STATEMENTS OF CHANGES IN NET ASSETS

      FINANCIAL HIGHLIGHTS

 16   Galaxy Prime Reserves

 17   Galaxy Tax-Exempt Reserves

 18   Galaxy Government Reserves

 19   NOTES TO FINANCIAL STATEMENTS

 26   REPORT OF ERNST &YOUNG LLP,
      INDEPENDENT AUDITORS

GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2002


 PAR VALUE                                    VALUE
-----------                                  -------

COMMERCIAL PAPER - 36.73%

                FINANCE - 32.90%

$25,000,000     Aventis
                1.77%, 10/25/02 (A).... $  24,895,521
 60,000,000     Aventis
                1.77%, 10/30/02 (A)....    59,734,500
100,000,000     Barclays U.S. Funding Corp.
                1.80%, 08/14/02 (A)....    99,935,000
 50,000,000     Barclays U.S. Funding Corp.
                1.81%, 09/04/02 (A)....    49,914,528
 26,667,000     BP Amoco Capital Plc
                1.90%, 08/07/02 (A)....    26,658,555
100,000,000     Citicorp
                1.77%, 10/09/02 (A)....    99,660,750
 50,000,000     Dexia Delaware
                1.60%, 08/21/02 (A)....    49,951,110
110,000,000     Diageo Capital Plc
                1.77%, 09/30/02 (B)(C).   109,996,424
 40,000,000     General Electric
                Capital Corp.
                1.81%, 08/19/02 (A)....    39,963,800
 25,000,000     General Electric
                Capital Corp.
                1.84%, 01/22/03 (A)....    25,005,913
 80,000,000     GlaxoSmithkline Finance Plc
                1.77%, 10/02/02 (A)(B).    79,756,133
 75,000,000     Goldman Sachs Group, Inc.
                1.72%, 08/20/02 (A)(B).    74,929,543
 50,000,000     Goldman Sachs Group, Inc.
                1.78%, 08/20/02 (A)....    49,953,028
 50,000,000     Goldman Sachs Group, Inc.
                1.77%, 08/23/02 (A)....    49,945,917
 56,200,000     Govco, Inc.
                1.77%, 10/21/02 (A)(B).    55,976,185
100,000,000     Lloyds TSB Bank Plc
                1.87%, 12/13/02 (A)....    99,296,500
 50,000,000     Nestle Capital Corp.
                1.87%, 02/05/03 (A)(B).    49,510,417
 50,000,000     Nestle Capital Corp.
                1.81%, 02/14/03 (A)(B).    49,506,132
 35,950,000     Preferred Receivable
                Funding
                1.76%, 08/26/02 (A)(B).    35,906,061
 25,000,000     Preferred Receivable
                Funding
                1.76%, 08/27/02 (A)(B).    24,968,222
100,000,000     Shell Finance
                Netherlands BV
                1.77%, 11/06/02 (A)(B).    99,520,388

 PAR VALUE                                    VALUE
-----------                                  -------

                FINANCE (CONTINUED)

$50,000,000     Shell Finance UK Plc
                1.85%, 08/20/02 (A).... $  49,951,181
 10,000,000     Shell Finance UK Plc
                1.97%, 10/24/02 (A)....     9,954,033
 49,400,000     Toyota Motor Credit Corp.
                1.78%, 08/14/02 (A)....    49,368,247
 39,000,000     Verizon Global
                Funding Corp.
                1.82%, 08/20/02 (A)(B).    38,962,538
 30,000,000     Verizon Network
                Funding Corp.
                1.79%, 08/06/02 (A)....    29,992,542
 43,500,000     Verizon Network
                Funding Corp.
                1.80%, 08/19/02 (A)....    43,460,850
                                        -------------
                                        1,476,674,018
                                        -------------

                COMMUNICATIONS - 3.46%

 70,000,000     SBC Communications, Inc.
                1.78%, 08/01/02 (A)(B).    70,000,000
 11,535,000     SBC Communications, Inc.
                1.78%, 08/02/02 (A)(B).    11,534,430
 30,000,000     SBC Communications, Inc.
                1.81%, 08/16/02 (A)(B).    29,977,375
 44,000,000     SBC Communications, Inc.
                1.77%, 09/09/02 (A)(B).    43,915,630
                                        -------------
                                          155,427,435
                                        -------------

                CONSUMER STAPLES - 0.37%

 16,800,000     Johnson & Johnson
                1.77%, 08/06/02 (A)(B).    16,795,870
                                        -------------
                TOTAL COMMERCIAL PAPER. 1,648,897,323
                                        -------------
                (Cost $1,648,897,323)

U.S. AGENCY OBLIGATIONS - 24.96%

                FEDERAL NATIONAL MORTGAGE
                ASSOCIATION - 13.70%

 50,000,000     1.77%, 08/08/02 (A)....    49,982,792
 50,000,000     1.77%, 08/09/02 (A)....    49,980,222
 50,000,000     1.88%, 08/09/02 (A)....    49,979,111
 25,000,000     6.63%, 08/15/02 .......    25,045,975
 50,000,000     1.97%, 09/11/02 (A)....    49,887,819
 75,000,000     6.38%, 10/15/02 .......    75,595,922


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JULY 31, 2002

 PAR VALUE                                    VALUE
-----------                                  -------

                FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (CONTINUED)

$50,000,000     2.02%, 10/16/02 (A).... $  49,786,778
 50,000,000     1.92%, 10/18/02 (A)....    49,790,916
 75,000,000     1.70%, 11/29/02 (C)....    74,993,202
 40,200,000     1.94%, 11/29/02 (A)....    39,940,040
100,000,000     1.72%, 12/05/02 (C)....    99,989,592
                                        -------------
                                          614,972,369
                                        -------------

                FEDERAL HOME LOAN MORTGAGE
                CORPORATION - 8.50%

 50,000,000     1.90%, 08/12/02 (A)....    49,970,972
 35,000,000     1.89%, 08/16/02 (A)....    34,972,438
 45,000,000     1.78%, 08/30/02 (A)....    44,935,475
 25,058,000     1.93%, 09/18/02 (A)....    24,993,517
191,510,000     1.90%, 11/07/02 (A)....   190,515,929
 36,227,000     1.88%, 11/15/02 (A)....    36,025,930
                                        -------------
                                          381,414,261
                                        -------------

                FEDERAL HOME LOAN BANK - 2.76%

 49,000,000     1.86%, 08/30/02 (A)....    48,926,582
 50,000,000     2.20%, 08/13/03 .......    50,000,000
 25,000,000     2.20%, 08/19/03 .......    25,000,000
                                        -------------
                                          123,926,582
                                        -------------
                TOTAL U.S. AGENCY
                OBLIGATIONS ........... 1,120,313,212
                                        -------------
                (Cost $1,120,313,212)

CERTIFICATES OF DEPOSIT - 17.93%

 50,000,000     BNP Paribas
                2.01%, 03/20/03 .......    50,003,117
 75,000,000     Citibank of North America
                1.81%, 09/09/02 .......    75,000,000
 60,000,000     Credit Suisse First
                Boston N.Y.
                2.02%, 03/25/03 .......    60,000,000
100,000,000     Credit Suisse First
                Boston N.Y.
                1.80%, 07/25/03 .......   100,000,000
100,000,000     Morgan (J.P.) Chase & Co.
                1.80%, 12/31/02 .......   100,000,000
180,000,000     National City Bank
                1.76%, 09/24/02 (C)....   180,000,000
 45,000,000     Royal Bank of Canada,
                Yankee
                2.01%, 10/15/02 .......    45,020,215

 PAR VALUE                                    VALUE
-----------                                  -------

CERTIFICATES OF DEPOSIT (CONTINUED)

$50,000,000     State Street Bank &
                Trust Co.
                1.80%, 08/01/02 ....... $  50,000,000
 50,000,000     State Street Bank &
                Trust Co.
                1.93%, 08/13/02 .......    50,000,000
 50,000,000     State Street Bank &
                Trust Co.
                1.78%, 11/19/02 .......    50,000,000
 45,000,000     U.S. Bank, N.A.
                2.00%, 03/24/03 .......    45,000,000
                                        -------------
                TOTAL CERTIFICATES OF
                DEPOSIT ...............   805,023,332
                                        -------------
                (Cost $805,023,332)

CORPORATE NOTES AND BONDS - 12.81%

                FINANCE - 12.81%

 50,000,000     American Express Centurion, BN
                1.84%, 04/29/03 (C)....    50,013,703
 90,000,000     American Express Centurion, BN
                1.82%, 05/23/03 (C)....    90,000,000
100,000,000     Bank One NA Illinois, BN
                1.76%, 06/10/03 (C)....    99,974,188
 60,000,000     Bank One NA Illinois, BN
                1.76%, 06/25/03 (C)....    59,983,825
 50,000,000     General Electric Capital Corp.
                Series A, MTN
                1.84%, 03/24/03 (C)....    50,009,723
 50,000,000     Toyota Motor Credit Corp.
                1.78%, 07/25/03 (C)....    50,000,000
175,000,000     Wells Fargo Financial, Inc., BN
                1.78%, 01/21/03 (C)....   175,000,000
                                        -------------
                TOTAL CORPORATE
                NOTES AND BONDS........   574,981,439
                                        -------------
                (Cost $574,981,439)

MUNICIPAL SECURITIES - 2.33%


                ILLINOIS - 0.23%

 10,500,000     Chicago Midway Airport Revenue
                Second Lien, Series A
                1.85%, 01/01/21 (D)
                Insured: FSA
                SPA: JPMorgan Chase Bank   10,500,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JULY 31, 2002

 PAR VALUE                                    VALUE
-----------                                  -------

                MARYLAND - 1.58%

$70,770,000     Baltimore Project Revenue
                Baltimore Package Facilities
                1.87%, 07/01/32 (D)
                Insured: FGIC
                SPA: Dexia Credit
                Local de France........ $  70,770,000
                                        -------------

                NEW YORK - 0.52%

 14,600,000     New York City, Fiscal 1994
                Series H, GO
                1.93%, 09/04/02 .......    14,600,000
  8,600,000     New York State Housing
                Finance Agency
                West 23rd Street Housing
                Series B
                1.80%, 11/01/33 (D)
                LOC: Bayerische Hypo-und
                Vereinshank AG.........     8,600,000
                                        -------------
                                           23,200,000
                                        -------------
                TOTAL MUNICIPAL
                SECURITIES ............   104,470,000
                                        -------------
                (Cost $104,470,000)

REPURCHASE AGREEMENT - 6.33%

283,959,000     Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.83%, Due 08/01/2002
                dated 07/31/2002
                Repurchase Price $283,973,435
                (Collateralized by U.S. Agency
                Obligations, 2.00% - 7.05%
                Due 08/05/2002 - 09/27/2027;
                Total Par $278,571,045
                Market Value
                $289,639,636) .........   283,959,000
                                        -------------
                TOTAL REPURCHASE
                AGREEMENT .............   283,959,000
                                        -------------
                (Cost $283,959,000)

   SHARES                                     VALUE
 ----------                                  -------

INVESTMENT COMPANY - 0.02%

    735,024     Dreyfus Cash
                Management Fund........ $     735,024
                                        -------------
                TOTAL INVESTMENT COMPANY      735,024
                                        -------------
                (Cost $735,024)
TOTAL INVESTMENTS - 101.11%............ 4,538,379,330
                                        -------------
(Cost $4,538,379,330)*
NET OTHER ASSETS AND
LIABILITIES - (1.11)% .................   (49,742,288)
                                        -------------
NET ASSETS - 100.00%...................$4,488,637,042
                                        =============

---------------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold, in exempt transactions, to qualified buyers. On July 31, 2002, these securities amounted to $791,255,348 or 17.63% of net assets.
(C) Interest is reset at various intervals. The interest rate shown reflects the rate in effect on July 31, 2002.
(D) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at July 31, 2002.
BN     Bank Note
FGIC   Federal Guaranty Insurance Corp.
GO     General Obligation
LOC    Letter of Credit
MTN    Medium Term Note
SPA    Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2002


 PAR VALUE                                    VALUE
-----------                                  -------

MUNICIPAL SECURITIES - 101.58%

                ALABAMA - 4.16%

 $1,000,000     Mobile, IDB, Dock & Wharf
                Revenue Holnam, Inc. Project
                Series B
                1.30%, 06/01/32 (A)
                LOC: Wachovia
                Bank, N.A. ............ $   1,000,000
  2,600,000     Stevenson, IDB,
                Environmental
                Improvement Revenue
                Mead Corp. Project, AMT
                1.50%, 06/01/32 (A)
                LOC: Toronto Dominion
                Bank ..................     2,600,000
  3,800,000     Stevenson, IDB,
                Environmental
                Improvement Revenue
                Mead Corp. Project
                Series B, AMT
                1.50%, 04/01/33 (A)
                LOC: Bank One, N.A.....     3,800,000
                                        -------------
                                            7,400,000
                                        -------------

                ARIZONA - 0.70%

  1,250,000     Arizona Health Facilities
                Authority Revenue
                Community Behavioral
                Health Property
                1.40%, 08/01/25 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     1,250,000
                                        -------------

                CALIFORNIA - 1.69%

  3,000,000     Los Angeles Regional
                Airports
                Improvement Corp.
                Lease Revenue
                L.A. International - LAX 2
                1.47%, 12/01/25 (A)
                LOC: Societe Generale..     3,000,000
                                        -------------

 PAR VALUE                                    VALUE
-----------                                  -------

                COLORADO - 6.73%

 $4,210,000     Colorado Health
                Facility Authority
                Golden West Manor Project
                Series A
                1.45%, 07/01/32 (A)
                LOC: U.S. Bank, N.A.... $   4,210,000
  3,170,000     Colorado Housing &
                Finance Authority
                Single Family Mortgage
                Class I-B-6, AMT
                1.60%, 07/01/03 .......     3,170,000
  3,000,000     Colorado Springs
                YMCA of Pikes Peak
                Regional Project
                1.50%, 11/01/22 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     3,000,000
  1,600,000     Crystal Valley
                Metropolitan District No. 1
                1.50%, 05/01/32 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     1,600,000
                                        -------------
                                           11,980,000
                                        -------------

                FLORIDA - 6.94%

  5,341,000     Florida Municipal Power Agency
                Series A
                1.70%, 09/04/02
                LOC: First Union
                National Bank..........     5,341,000
  5,100,000     Miami-Dade County, IDA
                Dave & Mary Alper
                Community Project
                1.45%, 04/01/32 (A)
                LOC: Northern Trust Co.     5,100,000
  1,900,000     University of South Florida
                Foundation, Inc., COP
                1.27%, 01/01/29 (A)
                LOC: First Union
                National Bank..........     1,900,000
                                        -------------
                                           12,341,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2002

 PAR VALUE                                    VALUE
-----------                                  -------

                GEORGIA - 5.63%

 $2,500,000     Burke County Development
                Authority, PCR
                Oglethorpe Power
                1.35%, 08/08/02
                Insured: AMBAC
                SPA: Rabobank.......... $   2,500,000
  2,000,000     Burke County Development
                Authority, PCR
                Oglethorpe Power
                1.45%, 09/05/02
                Insured: AMBAC
                SPA: Rabobank..........     2,000,000
  5,510,000     Private Colleges &
                Universities Facilities
                Authority, Emory
                University, Series B
                1.25%, 11/01/35 (A)....     5,510,000
                                        -------------
                                           10,010,000
                                        -------------

                IDAHO - 1.46%

  2,600,000     Idaho State HFA
                Pooled Financing Program
                1.30%, 10/01/10 (A)
                LOC: U.S. Bank, N.A....     2,600,000
                                        -------------

                ILLINOIS - 3.94%

  1,900,000     Chicago O'Hare
                International Airport
                American Airlines Project
                Series D
                1.55%, 12/01/17 (A)
                LOC: Bayerische Hypo-Und
                Vereinsbank AG.........     1,900,000
  2,200,000     Chicago O'Hare
                International Airport
                Facilities Revenue,
                Compagnie National Air
                France, AMT
                1.40%, 05/01/18 (A)
                LOC: Societe Generale..     2,200,000
  1,170,000     Chicago O'Hare
                International Airport
                General Airport Second Lien
                Series C
                1.35%, 01/01/18 (A)
                LOC: Societe Generale..     1,170,000

 PAR VALUE                                    VALUE
-----------                                  -------

                ILLINOIS (CONTINUED)

 $1,725,000     Lake County, GO
                Forest Preserve District
                Land Acquisition &
                Development
                4.50%, 12/15/02 ....... $   1,741,148
                                        -------------
                                            7,011,148
                                        -------------

                INDIANA - 1.41%

  2,500,000     Indiana Health Facilities
                Financing Authority Revenue
                Golden Years Homestead
                Series A
                1.50%, 06/01/25 (A)
                LOC: Wells Fargo
                Bank, N.A.                  2,500,000
                                        -------------

                KENTUCKY - 3.12%

  2,000,000     Breckinridge County
                Kentucky Association Counties
                Leasing Trust, Series A
                1.50%, 02/01/32 (A)
                LOC: U.S. Bank, N.A....     2,000,000
  3,500,000     Kentucky Interlocal School
                Transportation
                Associates, TRAN
                3.00%, 06/30/03 .......     3,542,714
                                        -------------
                                            5,542,714
                                        -------------

                LOUISIANA - 3.09%

  5,500,000     St. James Parish, PCR
                Texaco Project,
                Series 1988-A
                1.75%, 09/26/02 .......     5,500,000
                                        -------------

                MARYLAND - 0.84%

  1,500,000     Maryland State HEFA
                Pooled Loan Program
                Series A
                1.25%, 04/01/35 (A)
                LOC: Bank One, N.A.....     1,500,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2002

 PAR VALUE                                    VALUE
-----------                                  -------

                MASSACHUSETTS - 6.13%

 $5,000,000     Acton & Boxborough
                Regional School
                District, BAN
                2.75%, 12/12/02 ....... $   5,015,187
  2,000,000     Cohasset, BAN
                2.13%, 07/25/03 .......     2,011,782
  3,841,000     Westwood, BAN, GO
                2.50%, 08/07/03 .......     3,879,487
                                        -------------
                                           10,906,456
                                        -------------

                MICHIGAN - 3.17%

  3,645,000     Michigan State Building
                Authority
                1.35%, 08/22/02
                LOC: Bank of New York..     3,645,000
  2,000,000     Wayne Charter County
                Airport Revenue
                Detroit Metropolitan
                Series A, AMT
                1.35%, 12/01/32 (A)
                Insured: FGIC
                SPA: FGIC SPI..........     2,000,000
                                        -------------
                                            5,645,000
                                        -------------

                MINNESOTA - 1.85%

  3,300,000     New ULM, Hospital
                Facility Revenue
                Health Central System
                1.45%, 08/01/14 (A)
                LOC: Wells Fargo
                Bank, N.A. ............     3,300,000
                                        -------------

                MISSISSIPPI - 2.30%

  4,100,000     Jackson County Water
                System Chevron USA, Inc.
                Project, GO
                1.30%, 11/01/24 (A)....     4,100,000
                                        -------------

                NEVADA - 5.56%

  3,000,000     Clark County Airport
                Improvement Lien
                Series B-1, AMT
                1.35%, 07/01/29 (A)
                LOC: Bayerische
                Landesbank GZ..........     3,000,000

 PAR VALUE                                    VALUE
-----------                                  -------

                NEVADA (CONTINUED)

 $6,900,000     Clark County
                Highway Improvement
                Revenue, Series B
                1.50%, 08/22/02
                LOC: Toronto Dominion
                Bank .................. $   6,900,000
                                        -------------
                                            9,900,000
                                        -------------

                NEW MEXICO - 3.82%

  3,700,000     Farmington, PCR
                Arizona Public Service Co.
                Series A
                1.50%, 05/01/24 (A)
                LOC: Bank of
                America, N.A. .........     3,700,000
  3,100,000     Farmington, PCR
                Arizona Public Service Co.
                Series C, AMT
                1.45%, 09/01/24 (A)
                LOC: Barclays Bank Plc.     3,100,000
                                        -------------
                                            6,800,000
                                        -------------

                OHIO - 2.81%

  5,000,000     Kent State University
                1.25%, 05/01/31 (A)
                Insured: MBIA
                LOC: Dexia Credit
                Local de France........     5,000,000
                                        -------------

                OREGON - 2.81%

  5,000,000     Tri-County Metropolitan
                Transportation District
                Interstate Max Project
                Series A
                1.40%, 12/01/21 (A)
                LOC: Bayerische
                Landesbank GZ..........     5,000,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2002

 PAR VALUE                                    VALUE
-----------                                  -------

                PENNSYLVANIA - 6.24%

 $5,000,000     Clarion County, IDA
                Energy Development Revenue
                Piney Creek LP Project
                Series 2000, AMT
                1.35%, 12/01/17 (A)
                LOC: Landesbank
                Hessen-Thuringen GZ.... $   5,000,000
  4,850,000     Delaware Valley Regional
                Finance Authority, Local
                Government Revenue, Series D
                1.30%, 12/01/20 (A)
                LOC: Toronto Dominion
                Bank ..................     4,850,000
  1,250,000     Schuylkill County, IDA
                Resource Recovery Revenue
                Gilberton Power Project
                1.30%, 12/01/02 (A)
                LOC: Mellon Bank, N.A..     1,250,000
                                        -------------
                                           11,100,000
                                        -------------

                SOUTH CAROLINA - 2.35%

  4,175,000     Spartanburg County
                Health Services District, Inc.
                Hospital Revenue
                1.30%, 04/15/23 (A)
                Insured: MBIA
                SPA: Bank of
                America, N.A. .........     4,175,000
                                        -------------

                SOUTH DAKOTA - 0.79%

  1,400,000     Lawrence County
                Solid Waste Disposal
                Revenue
                Homestake Mining
                Series A, AMT
                1.55%, 07/01/32 (A)
                LOC: JPMorgan Chase
                Bank ..................     1,400,000
                                        -------------

                TEXAS - 16.69%

  5,000,000     Harris County Health
                Facilities
                Development Corp.
                Hospital Revenue
                Texas Childrens Hospital,
                Series B-1
                1.55%, 10/01/29 (A)
                Insured: MBIA
                SPA: JPMorgan Chase
                Bank ..................     5,000,000

 PAR VALUE                                    VALUE
-----------                                  -------

                TEXAS (CONTINUED)

 $5,000,000     Hockley County, IDC, PCR
                Amoco Project
                1.80%, 11/01/19 (A).... $   5,002,032
  5,000,000     Houston, Series B
                1.45%, 09/05/02
                SPA: JPMorgan Chase
                Bank ..................     5,000,000
  3,500,000     Lone Star Airport
                Improvement Authority
                Series B-1
                1.47%, 12/01/14 (A)
                LOC: Royal Bank of
                Canada ................     3,500,000
  1,900,000     Lone Star Airport
                Improvement Authority
                Series B-3
                1.47%, 12/01/14 (A)
                LOC: Royal Bank of
                Canada ................     1,900,000
  3,090,000     Lower Neches Valley
                Authority, PCR
                Chevron USA, Inc. Project
                1.35%, 02/15/17 (A)....     3,090,000
  1,200,000     Mansfield IDC, Pier 1
                Imports, Inc. Project, AMT
                1.44%, 11/01/26 (A)
                LOC: Bank One, N.A.....     1,200,000
  5,000,000     Texas State, TRAN
                Series A-L32
                3.75%, 08/29/02 .......     5,004,793
                                        -------------
                                           29,696,825
                                        -------------

                VERMONT - 2.11%

  3,750,000     Vermont Education & Health
                Building Finance Agency
                Middlebury College,
                Project A
                1.95%, 05/01/28 (A)....     3,750,000
                                        -------------

                VIRGINIA - 0.75%

  1,335,000     Penninsula Ports Authority
                Dominion Terminal
                1.30%, 10/15/02
                LOC: U.S. Bank, N.A....     1,335,000
                                        -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2002

 PAR VALUE                                    VALUE
-----------                                  -------

                WASHINGTON - 1.68%

 $2,990,000     Port of Seattle
                Series B1
                1.65%, 08/09/02
                LOC: Bank of
                America, N.A. ......... $   2,990,000
                                        -------------

                WYOMING - 2.81%

  5,000,000     Sweetwater County, PCR
                Series 88-A
                1.55%, 08/09/02
                LOC: Barclays Bank.....     5,000,000
                                        -------------
                TOTAL MUNICIPAL
                SECURITIES ............   180,733,143
                                        -------------
                (Cost $180,733,143)

   SHARES                                     VALUE
 ----------                                  -------

INVESTMENT COMPANIES - 1.05%

  1,238,076     Federated Investors Tax-Free
                Obligations Fund....... $   1,238,076
    628,883     SEI Tax-Exempt Trust
                Money Market Fund......       628,883
                                        -------------
                TOTAL INVESTMENT
                COMPANIES .............     1,866,959
                                        -------------
                (Cost $1,866,959)
TOTAL INVESTMENTS - 102.63%............   182,600,102
                                        -------------
(Cost $182,600,102)*
NET OTHER ASSETS AND
LIABILITIES - (2.63)% .................    (4,686,795)
                                        -------------
NET ASSETS - 100.00%................... $ 177,913,307
                                        =============

-----------------------------------------------------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at July 31, 2002.
AMBAC    American Municipal Bond Assurance Corp.
AMT      Alternative Minimum Tax. Private activity obligations
         the interest on which is subject to the federal AMT
         for individuals.
BAN      Bond Anticipation Note
COP      Certificate of Participation
FGIC     Federal Guaranty Insurance Corp.
FGIC-SPI FGIC Securities Purchase, Inc.
HEFA     Health & Educational Facilities Authority
HFA      Health Facilities Authority
GO       General Obligation
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDC      Industrial Development Corp.
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement
TRAN     Tax & Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2002

 PAR VALUE                                    VALUE
-----------                                  -------

U.S. AGENCY OBLIGATIONS - 65.36%

                FEDERAL HOME LOAN MORTGAGE
                CORPORATION - 22.62%

 $5,000,000     1.90%, 08/12/02 (A).... $   4,997,097
 10,000,000     6.63%, 08/15/02 .......    10,018,351
  5,000,000     1.89%, 08/16/02 (A)....     4,996,063
  5,000,000     1.78%, 08/23/02 (A)....     4,994,561
  5,000,000     1.93%, 09/18/02 (A)....     4,987,133
  5,000,000     1.97%, 09/18/02 (A)....     4,986,867
 10,000,000     1.74%, 10/03/02 (A)....     9,969,550
  3,275,000     6.25%, 10/15/02 .......     3,304,066
  5,900,000     1.80%, 10/23/02 (A)....     5,875,515
                                        -------------
                                           54,129,203
                                        -------------

                FEDERAL HOME LOAN BANK - 19.43%

 10,000,000     1.70%, 08/09/02 (B)....     9,999,951
 10,000,000     1.87%, 08/30/02 (A)....     9,984,976
  5,000,000     1.90%, 11/01/02 (A)....     4,975,722
  1,438,000     1.95%, 11/19/02 (A)....     1,429,432
 13,227,000     1.76%, 01/02/03 (A)....    13,127,415
  7,000,000     1.70%, 03/21/03 (B)....     6,999,079
                                        -------------
                                           46,516,575
                                        -------------

                FEDERAL NATIONAL MORTGAGE
                ASSOCIATION - 18.88%

 10,000,000     1.77%, 08/05/02 (A)....     9,998,033
  5,000,000     1.77%, 08/08/02 (A)....     4,998,279
  5,200,000     6.38%, 10/15/02 .......     5,241,317
  5,000,000     2.02%, 10/16/02 (A)....     4,978,678
  5,000,000     1.92%, 10/18/02 (A)....     4,979,092
  5,000,000     1.68%, 10/25/02 (B)....     4,999,764
 10,000,000     1.70%, 11/29/02 (B)....     9,999,094
                                        -------------
                                           45,194,257
                                        -------------

                FEDERAL FARM CREDIT BANK - 4.43%

  5,000,000     1.70%, 08/15/02 (B)....     4,999,962
  5,648,000     1.76%, 01/10/03 (A)....     5,603,268
                                        -------------
                                           10,603,230
                                        -------------
                TOTAL U.S. AGENCY
                OBLIGATIONS ...........   156,443,265
                                        -------------
                (Cost $156,443,265)

 PAR VALUE                                    VALUE
-----------                                  -------

REPURCHASE AGREEMENTS - 28.66%

 $25,000,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                1.83%, Due 08/01/2002
                dated 07/31/2002
                Repurchase Price $25,001,271
                (Collateralized by U.S. Agency
                Obligations, 5.50% - 6.25%
                Due 07/15/2006 - 03/21/2011;
                Total Par $23,609,459
                Market Value
                $25,500,627) .......... $  25,000,000
 43,590,000     Repurchase Agreement with:
                JPMorgan Chase & Co.
                1.83%, Due 08/01/2002
                dated 07/31/2002
                Repurchase Price $43,592,216
                (Collateralized by U.S. Agency
                Obligations, 2.00% - 7.05%
                Due 08/05/2002 - 09/27/2027;
                Total Par $42,762,905
                Market Value $44,462,024)  43,590,000
                                        -------------
                TOTAL REPURCHASE
                AGREEMENTS ............    68,590,000
                                        -------------
                (Cost $68,590,000)
  SHARES
----------

INVESTMENT COMPANIES - 5.86%

  9,697,857     Dreyfus Government
                Cash Management Fund...     9,697,857
  4,326,171     Federated Investors
                Government Obligation
                Money Market Fund......     4,326,171
                                        -------------
                TOTAL INVESTMENT
                COMPANIES .............    14,024,028
                                        -------------
                (Cost $14,024,028)
TOTAL INVESTMENTS - 99.88%.............   239,057,293
                                        -------------
(Cost $239,057,293)*
NET OTHER ASSETS AND LIABILITIES - 0.12%      284,551
                                        -------------
NET ASSETS - 100.00%................... $ 239,341,844
                                        =============

-----------------------------------------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at July 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2002

                                                          PRIME         TAX-EXEMPT       GOVERNMENT
                                                        RESERVES         RESERVES         RESERVES
                                                     --------------    ------------     ------------
ASSETS:
   Investments (Note 2):
     Investments at amoritized cost ..............   $4,254,420,330    $182,600,102     $170,467,293
     Repurchase agreements .......................      283,959,000              --       68,590,000
                                                     --------------    ------------     ------------
       Total investments at value ................    4,538,379,330     182,600,102      239,057,293
   Cash ..........................................              660             792              525
   Interest and dividend receivable ..............        4,913,477         634,362          510,255
                                                     --------------    ------------     ------------
     Total Assets ................................    4,543,293,467     183,235,256      239,568,073
                                                     --------------    ------------     ------------

LIABILITIES:

   Payable for investments purchased .............       50,000,000       5,129,487               --
   Payable to Fleet and affiliates (Note 3) ......        1,643,015          74,925           92,086
   Distribution and service fee (Note 3) .........        2,150,949          78,013           95,766
   Trustees' fees and expenses payable (Note 3) ..          100,161           4,328            4,667
   Accrued expenses and other payables ...........          762,300          35,196           33,710
                                                     --------------    ------------     ------------
     Total Liabilities ...........................       54,656,425       5,321,949          226,229
                                                     --------------    ------------     ------------
NET ASSETS .......................................   $4,488,637,042    $177,913,307     $239,341,844
                                                     ==============    ============     ============

NET ASSETS CONSIST OF:
   Par value (Note 4) ............................   $    4,488,617    $    177,913     $    239,342
   Paid-in capital in excess of par value ........    4,484,128,283     177,735,394      239,102,502
   Undistributed net investment income ...........           20,144              --               --
   Accumulated net realized (loss)
     on investments sold .........................               (2)             --               --
                                                     --------------    ------------     ------------
TOTAL NET ASSETS .................................   $4,488,637,042    $177,913,307     $239,341,844
                                                     ==============    ============     ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING ........    4,488,616,900     177,913,307      239,341,844

NET ASSET VALUE:
   Offering and redemption price per share
   (Net Assets / Shares Outstanding) .............   $         1.00    $       1.00     $       1.00
                                                     ==============    ============     ============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002

                                                         PRIME       TAX-EXEMPT     GOVERNMENT
                                                       RESERVES       RESERVES       RESERVES
                                                     ------------    ----------     ----------
INVESTMENT INCOME:
   Interest (Note 2) .............................   $122,227,567    $3,583,661     $5,881,071
   Dividends (Note 2) ............................         24,878       132,973        186,832
                                                     ------------    ----------     ----------
     Total investment income .....................    122,252,445     3,716,634      6,067,903
                                                     ------------    ----------     ----------

EXPENSES:
   Investment advisory fees (Note 3) .............     17,735,952       819,010      1,009,435
   Administration fees (Note 3) ..................      3,243,938       133,866        164,972
   Custody fees (Note 3) .........................         29,623        16,165         11,461
   Fund accounting fees (Note 3) .................        135,519        44,439         52,764
   Professional fees (Note 3) ....................        189,311        23,397         25,310
   Trustees' fees (Note 3) .......................         66,347         3,010          3,445
   Transfer agent fee (Note 3) ...................          5,005         5,005          5,005
   Distribution and service fee (Note 3) .........     27,777,520     1,044,238      1,287,030
   Reports to shareholders .......................      1,701,682        26,368         45,048
   Miscellaneous .................................        181,220        27,594         34,760
                                                     ------------    ----------     ----------
     Total expenses ..............................     51,066,117     2,143,092      2,639,230
                                                     ------------    ----------     ----------
NET INVESTMENT INCOME ............................     71,186,328     1,573,542      3,428,673
                                                     ------------    ----------     ----------

NET REALIZED (LOSS) ON INVESTMENTS ...............             (2)           --             --
                                                     ------------    ----------     ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ........................   $ 71,186,326    $1,573,542     $3,428,673
                                                     ============    ==========     ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 PRIME RESERVES                    TAX-EXEMPT RESERVES
                                                       ------------------------------------    ------------------------------
                                                                   YEARS ENDED                          YEARS ENDED
                                                                     JULY 31,                             JULY 31,
                                                             2002                2001              2002              2001
                                                       ----------------    ----------------    -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ..................   $  5,123,427,095    $  4,330,068,289    $ 223,983,457    $ 169,133,090
                                                       ----------------    ----------------    -------------    -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...........................         71,186,328         219,822,868        1,573,542        5,751,712
   Net realized gain (loss) on investments .........                 (2)             20,144               --               --
                                                       ----------------    ----------------    -------------    -------------
     Net increase in net assets
       resulting from operations ...................         71,186,326         219,843,012        1,573,542        5,751,712
                                                       ----------------    ----------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...........................        (71,186,328)       (219,822,868)      (1,573,542)      (5,751,712)
                                                       ----------------    ----------------    -------------    -------------
     Total Distributions ...........................        (71,186,328)       (219,822,868)      (1,573,542)      (5,751,712)
                                                       ----------------    ----------------    -------------    -------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ................     14,934,406,579      19,420,739,505      541,508,879      673,224,225
   Issued to shareholders in
     reinvestment of dividends .....................         71,186,328         219,822,868        1,573,542        5,751,712
   Cost of shares repurchased ......................    (15,640,382,958)    (18,847,223,711)    (589,152,571)    (624,125,570)
                                                       ----------------    ----------------    -------------    -------------
     Net increase (decrease) from share transactions       (634,790,051)        793,338,662      (46,070,150)      54,850,367
                                                       ----------------    ----------------    -------------    -------------
     Net increase (decrease) in net assets .........       (634,790,053)        793,358,806      (46,070,150)      54,850,367
                                                       ----------------    ----------------    -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .....   $  4,488,637,042    $  5,123,427,095    $ 177,913,307    $ 223,983,457
                                                       ================    ================    =============    =============

(A) Undistributed net investment income ............   $         20,144    $             --    $          --    $          --
                                                       ================    ================    =============    =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ............................................     14,934,406,579      19,420,739,505      541,508,879      673,224,225
   Issued to shareholders in
     reinvestment of dividends .....................         71,186,328         219,822,868        1,573,542        5,751,712
   Repurchased .....................................    (15,640,382,958)    (18,847,223,711)    (589,152,571)    (624,125,570)
                                                       ----------------    ----------------    -------------    -------------
     Net increase (decrease) in shares outstanding .       (634,790,051)        793,338,662      (46,070,150)      54,850,367
                                                       ================    ================    =============    =============


                                                             GOVERNMENT RESERVES
                                                       ------------------------------
                                                                 YEARS ENDED
                                                                   JULY 31,
                                                            2002             2001
                                                       -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ..................   $ 261,991,392    $ 165,278,258
                                                       -------------    -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...........................       3,428,673       10,699,319
   Net realized gain (loss) on investments .........              --               --
                                                       -------------    -------------
     Net increase in net assets
       resulting from operations ...................       3,428,673       10,699,319
                                                       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...........................      (3,428,673)     (10,699,319)
                                                       -------------    -------------
     Total Distributions ...........................      (3,428,673)     (10,699,319)
                                                       -------------    -------------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares ................     693,341,469      788,854,915
   Issued to shareholders in
     reinvestment of dividends .....................       3,428,673       10,699,319
   Cost of shares repurchased ......................    (719,419,690)    (702,841,100)
                                                       -------------    -------------
     Net increase (decrease) from share transactions     (22,649,548)      96,713,134
                                                       -------------    -------------
     Net increase (decrease) in net assets .........     (22,649,548)      96,713,134
                                                       -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .....   $ 239,341,844    $ 261,991,392
                                                       =============    =============

(A) Undistributed net investment income ............   $          --    $          --
                                                       =============    =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ............................................     693,341,469      788,854,915
   Issued to shareholders in
     reinvestment of dividends .....................       3,428,673       10,699,319
   Repurchased .....................................    (719,419,690)    (702,841,100)
                                                       -------------    -------------
     Net increase (decrease) in shares outstanding .     (22,649,548)      96,713,134
                                                       =============    =============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     14 - 15

GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                              YEARS ENDED JULY 31,               PERIOD ENDED
                                                   ----------------------------------------        JULY 31,
                                                       2002           2001           2000           1999(1)
                                                   ----------     ----------     ----------       ----------
Net Asset Value, Beginning of Period ..........    $     1.00     $     1.00     $     1.00       $     1.00
                                                   ----------     ----------     ----------       ----------
Income from Investment Operations:
   Net investment income ......................          0.01           0.05           0.05             0.04
                                                   ----------     ----------     ----------       ----------

Less Distributions:
   Distributions from net investment income ...         (0.01)         (0.05)         (0.05)           (0.04)
                                                   ----------     ----------     ----------       ----------

Net increase (decrease) in net asset value ....            --             --             --               --
                                                   ----------     ----------     ----------       ----------
Net Asset Value, End of Period ................    $     1.00     $     1.00     $     1.00       $     1.00
                                                   ==========     ==========     ==========       ==========

Total Return ..................................          1.42%          4.83%          5.09%            3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ..............    $4,488,637     $5,123,427     $4,330,068       $4,250,399
Ratios to average net assets:
   Net investment income ......................          1.44%          4.65%          4.98%            4.10%*
   Operating expenses .........................          1.03%          0.98%          0.92%            0.96%*

-------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEARS ENDED JULY 31,               PERIOD ENDED
                                                   ----------------------------------------        JULY 31,
                                                       2002           2001           2000           1999(1)
                                                   ----------     ----------     ----------       ----------
Net Asset Value, Beginning of Period ..........    $     1.00     $     1.00    $      1.00       $     1.00
                                                   ----------     ----------    -----------       ----------
Income from Investment Operations:
   Net investment income ......................          0.01           0.03           0.03             0.02
                                                   ----------     ----------    -----------       ----------

Less Distributions:
   Distributions from net investment income ...         (0.01)         (0.03)         (0.03)           (0.02)
                                                   ----------     ----------    -----------       ----------

Net increase (decrease) in net asset value ....            --             --             --               --
                                                   ----------     ----------    -----------       ----------
Net Asset Value, End of Period ................    $     1.00     $     1.00      $    1.00       $     1.00
                                                   ==========     ==========      =========       ==========

Total Return ..................................          0.76%          2.72%          2.77%            1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ..............    $  177,913     $  223,983    $   169,133       $  177,840
Ratios to average net assets:
   Net investment income ......................          0.77%          2.67%          2.72%            2.09%*
   Operating expenses .........................          1.05%          1.01%          0.96%            0.99%*

----------------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEARS ENDED JULY 31,               PERIOD ENDED
                                                   ----------------------------------------        JULY 31,
                                                       2002           2001           2000           1999(1)
                                                   ----------     ----------     ----------       ----------
Net Asset Value, Beginning of Period ..........    $     1.00     $     1.00     $     1.00       $     1.00
                                                   ----------     ----------     ----------       ----------
Income from Investment Operations:
   Net investment income ......................          0.01           0.05           0.05             0.03
                                                   ----------     ----------     ----------       ----------

Less Distributions:
   Distributions from net investment income ...         (0.01)         (0.05)         (0.05)           (0.03)
                                                   ----------     ----------     ----------       ----------

Net increase (decrease) in net asset value ....            --             --             --               --
                                                   ----------     ----------     ----------       ----------
Net Asset Value, End of Period ................    $     1.00     $     1.00      $    1.00       $     1.00
                                                   ==========     ==========      =========       ==========

Total Return ..................................          1.33%          4.78%          4.94%            3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s) ..............    $  239,342     $  261,991    $   165,278       $  156,853
Ratios to average net assets:
   Net investment income ......................          1.36%          4.58%          4.84%            4.00%*
   Operating expenses .........................          1.05%          1.01%          0.95%            0.99%*

-------------------------------------------------------
*        Annualized
**       Not annualized
(1)      The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION

The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered forty managed investment portfolios. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves (individually, a "Fund" and collectively, the "Funds") only.

2.     SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

INCOME RECOGNITION: The Funds have adopted the provisions of the American Institute of Certified Public Accountants' Audit and Accounting Guide for Invest- ment Companies (the "Guide") effective August 1, 2001. The Guide requires investment companies to amortize premiums and discounts on fixed income securities. Prior to August 1, 2001, the Funds amortized premiums and discounts on money market securities and continue to do so. Accordingly, the adoption of the Guide had no significant effect on the Funds' financial statements.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's

NOTES TO FINANCIAL STATEMENTS


custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and Fleet are also parties to an administration agreement under which Fleet (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of the next $9 billion of combined average daily net assets and 0.0500% of combined average daily net assets in excess of $30 billion. Prior to July 1, 2002, PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, served as the Trust's administrator and was entitled to receive the same fees that the Administrator is currently entitled to receive. Prior to May 31, 2001, PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Effective July 1, 2002, PFPC serves as sub-administrator to the Trust pursuant to an agreement with the Administrator.

In addition, the Administrator also provides custody administration services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, JPMorgan Chase Bank, for its services.

NOTES TO FINANCIAL STATEMENTS


Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, provides the Trust with certain pricing and bookkeeping services pursuant to certain fee arrangements. Prior to July 1, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administration agreement with the Trust and subject to the same fee arrangements. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. PFPC also provides transfer agency services to the Trust pursuant to certain fee arrangements.

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Fleet, serves as the exclusive distributor of the Trust's shares. Prior to July 22, 2002, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC, and an indirect wholly-owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, PFPC Distributors acquired all of the outstanding shares of PDI, and PDI was subsequently merged into PFPC Distributors.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.56% of the average daily net assets of the Prime Reserves and not more than 0.51% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

For the year ended July 31, 2002, the Funds paid fees under the Plan as follows:

                            SHAREHOLDER
  FUND                        SERVICES   DISTRIBUTION
  ----                      -----------  ------------
Prime Reserves              $12,400,679  $15,376,841
Tax-Exempt Reserves             511,881     532,357
Government Reserves             630,897     656,133

Certain officers of the Trust are officers of PFPC. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the year ended July 31, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.     SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001.

NOTES TO FINANCIAL STATEMENTS


The Trust's shares are classified into forty-nine classes of shares, each consisting of one or more series.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

5.     RECLASSIFICATION OF ACCOUNTS

During the year ended July 31, 2002, reclassifications have been made to the Prime Reserves' capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of July 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Prime Reserves, are primarily attributable to a reclassification of distributions. The calculation of net investment income per share in the Financial Highlights excludes these adjustments.

                      UNDISTRIBUTED NET  ACCUMULATED NET
  FUND                INVESTMENT INCOME   REALIZED LOSS
  ----                -----------------  ---------------
Prime Reserves           $   20,144        $  (20,144)

6.     DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2002 and 2001 was as follows:

                     DISTRIBUTIONS PAID IN 2002   DISTRIBUTIONS PAID IN 2001
                     --------------------------   --------------------------
                       TAX-EXEMPT    ORDINARY     TAX-EXEMPT       ORDINARY
FUND                     INCOME       INCOME        INCOME          INCOME
----------------------------------------------------------------------------
Prime Reserves        $        --   $71,186,328    $       --   $219,822,868
Tax-Exempt Reserves     1,573,542            --     5,751,712             --
Government Reserves            --     3,428,673            --     10,699,319

There are no significant differences between distributions to shareholders shown in the Statement of Changes in Net Assets and tax basis distributions shown above.

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

                           TAX-EXEMPT    UNDISTRIBUTED
FUND                         INCOME     ORDINARY INCOME
-------------------------------------------------------
Prime Reserves             $        --   $    80,645
Tax-Exempt Reserves              2,514            --
Government Reserves                 --         2,875

7.     TAX INFORMATION (UNAUDITED)

During the fiscal year ended July 31, 2002, the Government Reserves Fund earned 35.20% of its income from direct obligations of the U.S. Government. Appropriate tax information detailing U.S. Government income percentages on a calender year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment. 100% of the income earned by the Tax-Exempt Reserves Fund will generally qualify as exempt from federal taxation.

NOTES TO FINANCIAL STATEMENTS


8.     TRUSTEE AND OFFICERS INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees." Galaxy's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling Galaxy toll-free at 1-800-345-6611.


                                        TERM OF                                     NUMBER OF
                                       OFFICE AND                                 PORTFOLIOS IN
                        POSITION(S)    LENGTH OF                                  FUND COMPLEX 3
NAME, ADDRESS            HELD WITH       TIME         PRINCIPAL OCCUPATION(S)      OVERSEEN BY        OTHER DIRECTORSHIPS
  AND AGE 1               GALAXY        SERVED 2        DURING PAST 5 YEARS          TRUSTEE           HELD BY TRUSTEE 4
-------------           ----------     ----------     -----------------------     -------------       -------------------
INDEPENDENT TRUSTEES
--------------------
Dwight E. Vicks, Jr.   Chairman &       4/02/86     Chairman & Director, Vicks          53        Director, Utica First
Age 69                  Trustee                     Lithograph & Printing                         Insurance Company; Director,
                                                    Corporation (book                             SBU Bank; Director, Partners
                                                    manufacturing and commercial                  Trust Financial Group;
                                                    printing).                                    Director, Monitor Life
                                                                                                  Insurance Company; Director,
                                                                                                  Commercial Travelers Mutual
                                                                                                  Insurance Company.

Louis DeThomasis        Trustee         7/24/86     President, Saint Mary's             53        Trustee, Religious
Age 61                                              University of Minnesota.                      Communities Trust.

Kenneth A. Froot        Trustee        12/05/00     Professor of Finance,               53        None
Age 45                                              Harvard University

James M. Seed           Trustee         5/26/88     President, The Astra                53        Chairman and Director,
Age 61                                              Ventures, Incorporated (oil                   Fischer-Watt Gold Co.;
                                                    and gas exploration; private                  Director, XSCI, Inc.
                                                    equity).
INTERESTED TRUSTEE
------------------
John T. O'Neill 5       Trustee,        2/25/88     Private Investor; Executive         53        None
Age 57                President &                   Vice President and Chief
                       Treasurer                    Financial Officer, Hasbro,
                                                    Inc. (toy and game
                                                    manufacturer) until December
                                                    1999.

NOTES TO FINANCIAL STATEMENTS


                                        TERM OF                                     NUMBER OF
                                       OFFICE AND                                 PORTFOLIOS IN
                        POSITION(S)    LENGTH OF                                  FUND COMPLEX 3
NAME, ADDRESS            HELD WITH       TIME         PRINCIPAL OCCUPATION(S)      OVERSEEN BY        OTHER DIRECTORSHIPS
  AND AGE 1               GALAXY        SERVED 2        DURING PAST 5 YEARS          TRUSTEE           HELD BY TRUSTEE 4
-------------           ----------     ----------     -----------------------     -------------       -------------------
OFFICERS
--------
William Greilich6          Vice         9/10/98     Vice President and Division         N/A                   N/A
PFPC Inc.               President                   Manager, PFPC Inc., 1996 to
4400 Computer Drive                                 present; Vice President,
Westborough, MA                                     PFPC Inc., 1991-1996.
01581-5108
Age 48

W. Bruce McConnel6      Secretary       4/03/86     Partner of the law firm             N/A                   N/A
One Logan Square                                    Drinker Biddle & Reath LLP,
18th & Cherry Streets                               Philadelphia, Pennsylvania.
Philadelphia, PA 19103
Age 59

Gregory Sackos6         Assistant       9/06/01     Director, Fund Accounting           N/A                   N/A
PFPC Inc.               Secretary                   and Administration, PFPC
4400 Computer Drive                                 Inc., 1998 to present;
Westborough, MA                                     Second Vice President, Chase
01581-5108                                          Global Financial Services,
Age 38                                              1996-1998.


--------------------------------------------------------------------------------
1.   Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts
     02110, Attn: Glen P. Martin.
2.   Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of
     Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of
     Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.
3.   The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment advisor. In addition to Galaxy (40 portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 portfolios) and Galaxy Fund II (5 portfolios). In addition to Galaxy, Mr. Vicks and Mr. O'Neill serve as Chairman and President and Treasurer, respectively, of The Galaxy VIP Fund and Galaxy Fund II.
4.   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
     1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5.   Mr. O'Neill is considered to be an Interested Trustee because (i) he owns securities issued by FleetBoston Financial
     Corporation and (ii) he serves as an officer of Galaxy.
6.   Mr. Greilich, Mr. McConnel and Mr. Sackos also serve as Vice President, Secretary and Assistant Secretary, respectively, of The
     Galaxy VIP Fund and Galaxy Fund II.

9.       Subsequent Event - Additional Trustees (unaudited)

Effective September 5, 2002, Keith Banks and Kevin Connaughton were elected President and Treasurer, respectively, of the Trust. Information pertaining to these officers is found below. Please refer to Galaxy's SAI for additional changes in the elected officers of the Trust.


                                        TERM OF                                     NUMBER OF
                                       OFFICE AND                                 PORTFOLIOS IN
                        POSITION(S)    LENGTH OF                                  FUND COMPLEX
NAME, ADDRESS            HELD WITH        TIME        PRINCIPAL OCCUPATION(S)      OVERSEEN BY        OTHER DIRECTORSHIPS
  AND AGE                 GALAXY         SERVED         DURING PAST 5 YEARS          TRUSTEE            HELD BY TRUSTEE
-------------           ----------     ----------     -----------------------     -------------       -------------------
OFFICERS
--------
Keith T. Banks          President       9/05/02     President of Liberty Funds          N/A                   N/A
Columbia                                            since November 2001, Chief
Management                                          Investment Officer and Chief
Group, Inc.                                         Executive Officer of Columbia
590 Madison                                         Management Group since 2001;
Avenue, 36th Floor                                  President, Chief Executive
Mail Stop NY EH                                     Officer and Chief Investment
30636A                                              Officer of Fleet Investment
New York, NY 10022                                  Advisors Inc. since 2000
Age 46                                              (formerly Managing Director
                                                    and Head of U.S. Equities,
                                                    J.P. Morgan Investment
                                                    Management from November 1996
                                                    to August 2000).

J. Kevin                Treasurer       9/05/02     Treasurer of the Liberty            N/A                   N/A
Connaughton                                         Funds and Liberty All-Star
One Financial                                       Funds since December 2000
Center                                              (formerly Controller of the
Boston, MA 02111                                    Liberty Funds and Liberty
Age 38                                              All-Star Funds from February
                                                    1998 to October 2000);
                                                    Treasurer of Stein Roe Funds
                                                    since February 2001 (formerly
                                                    Controller from May 2000 to
                                                    February 2001); Senior Vice
                                                    President of Liberty Funds
                                                    Group since January 2001
                                                    (formerly Vice President from
                                                    April 2000 to January 2001;
                                                    Vice President of Colonial
                                                    Management Associates from
                                                    February 1998 to October
                                                    2000; Senior Tax Manager,
                                                    Coopers & Lybrand, LLP from
                                                    April 1996 to January 1998).

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (three of the portfolios constituting The Galaxy Fund) (collectively, the "Funds") as of July 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 22, 1998 (commencement of operations) to July 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves portfolios of The Galaxy Fund at July 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from September 22, 1998 to July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


/S/ ERNST & YOUNG LLP


 Boston, Massachusetts
 September 4, 2002

                       This page intentionally left blank.

GALAXY MONEY MARKET PORTFOLIOS
The Galaxy Fund

ANNUAL REPORT
July 31, 2002

Galaxy Prime Reserves

Galaxy Tax-Exempt Reserves

Galaxy Government Reserves


[LOGO OMITTED - GALAXY FUNDS]


10/01/02 ARRESERVE